Risk management - Credit Risk: Additional information (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Economic sector based adjustments	€ 16	€ 36
Inflation and Interest rate increases adjustments	233	351
Mortgage portfolio adjustments	128	126
Total management adjustments	415	577
Unweighted ECL for all collective provisioned clients in upside scenario	2,623
Unweighted ECL for all collective provisioned clients in baseline scenario	2,895
Unweighted ECL for all collective provisioned clients in down scenario	3,579
Upside Scenario
Disclosure of credit risk exposure [line items]
Hypothetical collective-assessment ECLs	1,034
Downside Scenario
Disclosure of credit risk exposure [line items]
Hypothetical collective-assessment ECLs	2,078
Excluding all managment adjustments
Disclosure of credit risk exposure [line items]
Total model ECL	2,977
Total ECL collective-assessment for performing assets	1,343	1,412
Netherlands
Disclosure of credit risk exposure [line items]
Total management adjustments	118	115
Germany
Disclosure of credit risk exposure [line items]
Mortgage portfolio adjustments	10	11
Retail banking
Disclosure of credit risk exposure [line items]
Inflation and Interest rate increases adjustments	104	138
Wholesale Banking
Disclosure of credit risk exposure [line items]
Inflation and Interest rate increases adjustments	€ 129	213
Lifetime ECL not credit impaired (Stage 2) | Upside Scenario
Disclosure of credit risk exposure [line items]
Percentage point variance on ECL	(0.005)
Lifetime ECL not credit impaired (Stage 2) | Downside Scenario
Disclosure of credit risk exposure [line items]
Percentage point variance on ECL	0.027
Gross carrying amount | Consumer Lending
Disclosure of credit risk exposure [line items]
Percentage of financial assets	35.00%
Gross carrying amount | Business Lending
Disclosure of credit risk exposure [line items]
Percentage of financial assets	65.00%
Gross carrying amount | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 1,057,950	1,025,043	€ 967,655
Additions	106,366	195,775
Impairments	379	790
Gross carrying amount | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			41,939
Gross carrying amount | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			1,009,595
Gross carrying amount | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	€ 1,057,950	€ 1,025,043
Gross carrying amount | 12-month ECL (Stage 1)
Disclosure of credit risk exposure [line items]
Percentage of financial assets	92.20%	91.50%
Gross carrying amount | 12-month ECL (Stage 1) | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 975,522	€ 937,633	885,222
Additions	106,366	195,775
Impairments		3
Gross carrying amount | 12-month ECL (Stage 1) | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			37,078
Gross carrying amount | 12-month ECL (Stage 1) | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			922,300
Gross carrying amount | 12-month ECL (Stage 1) | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	€ 975,522	€ 937,633
Gross carrying amount | Lifetime ECL not credit impaired (Stage 2)
Disclosure of credit risk exposure [line items]
Percentage of financial assets	6.50%	7.40%
Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 68,969	€ 75,454	70,725
Impairments
Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			4,704
Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			75,429
Gross carrying amount | Lifetime ECL not credit impaired (Stage 2) | IFRS 9
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(6,500)
Financial assets	€ 68,969	€ 75,454
Gross carrying amount | Lifetime ECL credit impaired (Stage 3)
Disclosure of credit risk exposure [line items]
Percentage of financial assets	1.30%	1.20%
Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 13,459	€ 11,956	11,708
Impairments	379	787
Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			158
Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			11,866
Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | IFRS 9
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	1,500
Financial assets	13,459	11,956
Decrease through derecognition and repayments financial assets	1,200
Impairments	400
Gross carrying amount | Lifetime ECL credit impaired (Stage 3) | IFRS 9 | Non-performing
Disclosure of credit risk exposure [line items]
Additions	3,100
Accumulated impairment
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(559)	(520)
Financial assets	(6,117)	(5,839)
Accumulated impairment | Loans
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(553)	(452)
Financial assets	(6,117)	(5,839)	(6,101)
Additions	(118)	(204)
Impairments	379	790
Accumulated impairment | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			(95)
Accumulated impairment | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			(6,196)
Accumulated impairment | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	(6,117)	(5,839)
Accumulated impairment | 12-month ECL (Stage 1) | Loans
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	19	58
Financial assets	(494)	(517)	(581)
Additions	(117)	(204)
Impairments		3
Accumulated impairment | 12-month ECL (Stage 1) | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			(9)
Accumulated impairment | 12-month ECL (Stage 1) | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			(590)
Accumulated impairment | 12-month ECL (Stage 1) | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	(494)	(517)
Accumulated impairment | Lifetime ECL not credit impaired (Stage 2) | Loans
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	247	204
Financial assets	(1,190)	(1,435)	(1,679)
Impairments
Accumulated impairment | Lifetime ECL not credit impaired (Stage 2) | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			(13)
Accumulated impairment | Lifetime ECL not credit impaired (Stage 2) | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			(1,692)
Accumulated impairment | Lifetime ECL not credit impaired (Stage 2) | IFRS 9
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	200
Financial assets	(1,190)	(1,435)
Accumulated impairment | Lifetime ECL credit impaired (Stage 3) | Loans
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(819)	(714)
Financial assets	(4,432)	(3,887)	(3,841)
Impairments	379	787
Accumulated impairment | Lifetime ECL credit impaired (Stage 3) | Loans | Adjustment
Disclosure of credit risk exposure [line items]
Financial assets			(73)
Accumulated impairment | Lifetime ECL credit impaired (Stage 3) | Loans | Adjusted balance
Disclosure of credit risk exposure [line items]
Financial assets			€ (3,914)
Accumulated impairment | Lifetime ECL credit impaired (Stage 3) | IFRS 9
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(500)
Financial assets	€ (4,432)	€ (3,887)